Expense Example {- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2060 Fund - Fidelity Freedom Blend 2060 Fund- Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431